Costs according to Type of Cost	12 Months Ended
Dec. 31, 2022
Costs according to Type of Cost
Costs according to Type of Cost

Note 7 Costs according to Type of Cost

	Year Ended December 31,
	2022	2021	2020
Raw materials and consumables	3,179	—	—
Other external expenses	939,566	549,079	311,329
Personnel costs	248,952	164,206	68,943
Depreciation on equipment’s and right-of-use assets	12,913	34,433	2,823
Other operating expenses	23,074	6,344	—
Total	1,227,684	754,062	383,095